Borrowings and Derivative Liabilities - Schedule of Fair Value of the Derivative Liability (Details) - USD ($) $ in Thousands	Mar. 30, 2025	Dec. 29, 2024	Sep. 30, 2024	Jul. 31, 2024
12% Senior Unsecured Convertible Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Less Unamortized debt discount	$ (26,804)	$ (27,751)
Total carrying amount of July 2024 Notes	73,785	77,287		$ 28,700
7% Senior Unsecured Convertible Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Less Unamortized debt discount	(70,027)	(73,688)
Total carrying amount of July 2024 Notes	61,569	68,544	$ 91,500
July 2024 Notes [Member] | 12% Senior Unsecured Convertible Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Derivative liability	70,190	70,348
July 2024 Notes derivative liability [Member] | 12% Senior Unsecured Convertible Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Derivative liability	30,399	34,690
September 2024 Notes [Member] | 7% Senior Unsecured Convertible Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Derivative liability	80,000	79,800
September 2024 Notes derivative liability [Member] | 7% Senior Unsecured Convertible Notes [Member]
Schedule of Fair Value of the Derivative Liability [Line Item]
Derivative liability	$ 51,596	$ 62,432